Net debt - Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net debt
Carrying value	£ 5,000	£ 1,738
Fair value component of derivatives and interest	567	9
Undiscounted value	5,567	1,747
Pound sterling
Net debt
Carrying value	1,727	48
Euro
Net debt
Carrying value	927	856
US dollar
Net debt
Carrying value	2,322	783
Other currencies
Net debt
Carrying value	24	51
Less than one year
Net debt
Undiscounted value	1,435	450
Between one and five years
Net debt
Undiscounted value	3,075	788
More than five years
Net debt
Undiscounted value	£ 1,057	£ 509